UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/16

Item 1. Schedule of Investments.

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2016 (unaudited)

	Industry	Shares	Value
Common Stocks 99.0%
Australia 0.6%
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	641,336	$2,502,979

Belgium 0.4%
UCB SA	Pharmaceuticals	23,690	1,813,136

Brazil 0.5%
[a]Petroleo Brasileiro SA, ADR	Oil, Gas & Consumable Fuels	355,805	2,077,901

Canada 0.6%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	81,465	2,270,012

China 10.0%
China Life Insurance Co. Ltd., H	Insurance	1,089,000	2,686,930
China Mobile Ltd.	Wireless Telecommunication
	Services	338,400	3,769,040
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	10,831,610	5,724,842
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,711,000	4,386,791
Digital China Holdings Ltd.	Electronic Equipment, Instruments &
	Components	3,227,000	4,318,003
GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	15,435,000	2,546,849
Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	5,373,000	2,569,670
Hilong Holding Ltd.	Energy Equipment & Services	9,344,000	1,144,308
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,572,300	5,106,566
Sinopharm Group Co.	Health Care Providers & Services	1,053,600	4,733,312
Universal Health International Group Holding Ltd.	Health Care Providers & Services	6,110,000	669,494
Weichai Power Co. Ltd., H	Machinery	2,891,000	3,223,672
			40,879,477
France 8.3%
AXA SA	Insurance	158,184	3,725,295
BNP Paribas SA	Banks	84,463	4,252,273
Cie Generale des Etablissements Michelin, B	Auto Components	48,402	4,954,565
Compagnie de Saint-Gobain	Building Products	99,268	4,376,173
Credit Agricole SA	Banks	429,572	4,653,925
Sanofi	Pharmaceuticals	59,844	4,826,801
Technip SA	Energy Equipment & Services	53,890	2,987,886
Total SA, B	Oil, Gas & Consumable Fuels	93,913	4,282,273
			34,059,191
Germany 3.7%
[a]Commerzbank AG	Banks	221,260	1,924,380
[a]Deutsche Lufthansa AG	Airlines	236,650	3,826,356
HeidelbergCement AG	Construction Materials	36,280	3,107,502
Merck KGaA	Pharmaceuticals	46,470	3,877,694
Siemens AG, ADR	Industrial Conglomerates	23,462	2,482,280
			15,218,212
Hong Kong 1.8%
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments &
	Components	2,030,000	3,485,675
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	10,728,200	3,872,322
			7,357,997
India 3.5%
Biocon Ltd.	Biotechnology	549,420	4,008,183
Hero Motocorp Ltd.	Automobiles	80,140	3,563,028
Oberoi Realty Ltd.	Real Estate Management &
	Development	827,381	3,015,810

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Torrent Pharmaceuticals Ltd.	Pharmaceuticals	195,506	3,954,825
			14,541,846
Indonesia 0.7%
Gudang Garam Tbk PT	Tobacco	572,900	2,845,652

Ireland 1.1%
CRH PLC	Construction Materials	163,957	4,633,875

Israel 1.9%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	142,917	7,647,489

Italy 1.7%
Eni SpA	Oil, Gas & Consumable Fuels	212,098	3,210,893
UniCredit SpA	Banks	1,000,921	3,611,576
			6,822,469
Japan 3.6%
Keihin Corp.	Auto Components	140,400	2,097,049
Nissan Motor Co. Ltd.	Automobiles	481,220	4,453,247
SoftBank Group Corp.	Wireless Telecommunication
	Services	81,600	3,890,582
Sompo Japan Nipponkoa Holdings Inc.	Insurance	61,000	1,727,913
Unipres Corp.	Auto Components	146,000	2,543,925
			14,712,716
Netherlands 3.5%
Aegon NV	Insurance	739,944	4,071,394
Akzo Nobel NV	Chemicals	62,478	4,259,824
ING Groep NV, IDR	Banks	329,770	3,990,084
NN Group NV	Insurance	66,782	2,185,800
			14,507,102
South Korea 7.9%
Hana Financial Group Inc.	Banks	352,877	7,639,664
Hyundai Mobis Co. Ltd.	Auto Components	25,476	5,537,705
KB Financial Group Inc.	Banks	238,571	6,633,249
POSCO	Metals & Mining	19,240	3,686,709
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	7,560	8,658,743
			32,156,070
Spain 1.1%
Tecnicas Reunidas SA	Energy Equipment & Services	57,992	1,632,082
Telefonica SA	Diversified Telecommunication
	Services	256,005	2,870,850
			4,502,932
Switzerland 3.2%
Credit Suisse Group AG	Capital Markets	277,949	3,935,791
Roche Holding AG	Pharmaceuticals	24,720	6,087,733
Swiss Re AG	Insurance	32,008	2,960,528
			12,984,052
Taiwan 0.8%
Quanta Computer Inc.	Technology Hardware, Storage &
	Peripherals	1,809,000	3,156,539

Thailand 0.5%
Bangkok Bank PCL, fgn.	Banks	417,000	2,160,376

Turkey 0.9%
Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	352,665	3,706,509

United Kingdom 11.8%
Aviva PLC	Insurance	601,816	3,944,397
BAE Systems PLC	Aerospace & Defense	626,445	4,582,026
Barclays PLC	Banks	1,113,062	2,399,205

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
BP PLC	Oil, Gas & Consumable Fuels	879,546	4,425,573
GlaxoSmithKline PLC	Pharmaceuticals	195,360	3,963,940
HSBC Holdings PLC	Banks	619,810	3,864,604
Kingfisher PLC	Specialty Retail	781,455	4,230,156
Lloyds Banking Group PLC	Banks	2,232,039	2,181,701
Marks & Spencer Group PLC	Multiline Retail	559,053	3,263,245
Petrofac Ltd.	Energy Equipment & Services	262,890	3,479,289
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	7,371	178,371
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	158,630	3,875,172
[a]Serco Group PLC	Commercial Services & Supplies	1,080,980	1,592,203
[a]Tesco PLC	Food & Staples Retailing	1,061,386	2,925,356
Vodafone Group PLC	Wireless Telecommunication
	Services	1,086,709	3,454,261
			48,359,499
United States 30.9%
Allegheny Technologies Inc.	Metals & Mining	180,210	2,937,423
[a]Allergan PLC	Pharmaceuticals	20,300	5,441,009
[a]Alphabet Inc., A	Internet Software & Services	5,860	4,470,594
American International Group Inc.	Insurance	50,780	2,744,659
Amgen Inc.	Biotechnology	46,230	6,931,264
Apache Corp.	Oil, Gas & Consumable Fuels	23,720	1,157,773
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	159,840	3,385,411
Baker Hughes Inc.	Energy Equipment & Services	43,830	1,921,069
Capital One Financial Corp.	Consumer Finance	64,690	4,483,664
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	149,700	616,764
Chevron Corp.	Oil, Gas & Consumable Fuels	34,520	3,293,208
Cisco Systems Inc.	Communications Equipment	164,010	4,669,365
Citigroup Inc.	Banks	134,160	5,601,180
Comcast Corp., A	Media	95,100	5,808,708
CVS Health Corp.	Food & Staples Retailing	40,810	4,233,221
General Motors Co.	Automobiles	65,290	2,052,065
Gilead Sciences Inc.	Biotechnology	71,120	6,533,083
Halliburton Co.	Energy Equipment & Services	190,860	6,817,519
Hewlett Packard Enterprise Co.	Technology Hardware, Storage &
	Peripherals	112,220	1,989,661
HP Inc.	Technology Hardware, Storage &
	Peripherals	112,220	1,382,550
JPMorgan Chase & Co.	Banks	101,500	6,010,830
Macy's Inc.	Multiline Retail	83,800	3,694,742
Medtronic PLC	Health Care Equipment & Supplies	67,840	5,088,000
Microsoft Corp.	Software	185,490	10,244,613
Morgan Stanley	Capital Markets	149,680	3,743,497
[a]Navistar International Corp.	Machinery	252,930	3,166,683
Noble Corp. PLC	Energy Equipment & Services	93,850	971,347
Oracle Corp.	Software	120,090	4,912,882
Pfizer Inc.	Pharmaceuticals	134,314	3,981,067
Rockwell Collins Inc.	Aerospace & Defense	23,220	2,141,116
SunTrust Banks Inc.	Banks	51,370	1,853,430
Twenty-First Century Fox Inc., A	Media	143,510	4,001,059
			126,279,456
Total Common Stocks (Cost $386,993,153)			405,195,487
		Principal Amount
Short Term Investments 0.6%
U.S. Government and Agency Securities 0.6%
United States 0.6%
[b]Farmer Mac Discount Note, 4/01/16		$1,300,000	1,300,000
[b]FHLMC, 4/01/16		1,000,000	1,000,000

Templeton Global Opportunities Trust
Statement of Investments, March 31, 2016 (unaudited) (continued)

Total U.S. Government and Agency Securities (Cost $2,299,989)	2,300,000
Total Investments (Cost $389,293,142) 99.6%	407,495,487
Other Assets, less Liabilities 0.4%	1,613,764
Net Assets 100.0%	$409,109,251

aNon-income producing.
bThe security is traded on a discount basis with no stated coupon rate.

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	7,668,598	$8,672,417	4/01/16	$56,621	$-
Euro	GSCO	Sell	7,668,598	8,412,122	4/01/16	-	(316,917)
Euro	GSCO	Sell	28,651,949	31,890,078	4/18/16	-	(740,293)
Euro	GSCO	Sell	7,668,598	8,696,957	7/05/16	-	(58,720)
Total Forward Exchange Contracts						56,621	(1,115,930)
Net unrealized appreciation (depreciation)							$(1,059,309)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

GSCO - Goldman Sachs Group, Inc.

Selected Portfolio

ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.
IDR - International Depositary Receipt

Templeton Global Opportunities Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$392,955,226

Unrealized appreciation	$90,495,608
Unrealized depreciation	(75,955,347)
Net unrealized appreciation (depreciation)	$14,540,261

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments[a]	$405,195,487	$-	$-	$405,195,487
Short Term Investments	-	2,300,000	-	2,300,000
Total Investments in Securities	$405,195,487	$2,300,000	$-	$407,495,487

Other Financial Instruments
Forw ard Exchange Contracts	$-	$56,621	$-	$56,621

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$1,115,930	$-	$1,115,930

aFor detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 26, 2016